AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Account")

                                  Supplement to
           Ameritas No-Load Variable Annuity ("NLVA Policy Form 6150")
                          Prospectus Dated May 1, 2006
                       Supplement Dated September 21, 2006

1. On Page 5, the TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES chart is corrected to state the maximum portfolio company expenses are 5.11%, as shown below.

---------------------------------------------------------------------------- -------------------- ----------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including            Minimum            Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- ----------------
                                                                                    0.14% (1)          5.11% (2)
---------------------------------------------------------------------------- -------------------- ----------------

     (1) Vanguard VIF Equity Index Portfolio.
     (2) Rydex Inverse Government Long Bond Portfolio.

2. On Page 6, the EXAMPLES OF EXPENSES footnote (1) Maximum Policy Expense Charges is corrected to state the maximum expenses are 5.11%, as shown in footnote (1), below

(1) Maximum Policy Expense Charges. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $25 and is waived if Policy value is at least $50,000 on a Policy Anniversary), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (5.11%).

    All other provisions of your Policy remain as stated in your Policy and prospectus.

               This Supplement should be retained with the current
                  prospectus for your variable Policy issued by
                          Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-255-9678.